UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-01316
SECURITY MID CAP GROWTH FUND
(Exact name of registrant as specified in charter)
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of principal executive offices) (Zip code)
RICHARD M. GOLDMAN, PRESIDENT
SECURITY MID CAP GROWTH FUND
ONE SECURITY BENEFIT PLACE
TOPEKA, KANSAS 66636-0001
(Name and address of agent for service)
Registrant’s telephone number, including area code: (785) 438-3000
Date of fiscal year end: September 30
Date of reporting period: December 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

Schedule of Investments	Rydex | SGI
December 31, 2009	Mid Cap Growth Fund

	Shares	Value
COMMON STOCKS - 97.5%
Advertising - 1.9%
Omnicom Group, Inc.	39,270	$1,537,421

Aerospace & Defense - 4.1%
Goodrich Corporation	29,350	1,885,738
Precision Castparts Corporation	12,615	1,392,065

		3,277,803

Apparel Retail - 3.5%
Gap, Inc.	68,730	1,439,893
TJX Companies, Inc.	37,630	1,375,377

		2,815,270

Apparel, Accessories & Luxury Goods - 2.2%
Phillips-Van Heusen Corporation	44,600	1,814,328

Application Software - 2.0%
Nuance Communications, Inc. *	105,635	1,641,568

Asset Management & Custody Banks - 3.8%
BlackRock, Inc.	6,110	1,418,742
T. Rowe Price Group, Inc.	31,800	1,693,350

		3,112,092

Casinos & Gaming - 1.9%
WMS Industries, Inc. *	38,315	1,532,600

Coal & Consumable Fuels - 2.3%
Peabody Energy Corporation	41,380	1,870,790

Communications Equipment - 0.8%
Juniper Networks, Inc. *	24,300	648,081

Computer Storage & Peripherals - 2.4%
QLogic Corporation *	101,755	1,920,117

Data Processing & Outsourced Services - 4.3%
Alliance Data Systems Corporation *	14,370	928,158
Global Payments, Inc.	21,835	1,176,033
Western Union Company	71,750	1,352,488

		3,456,679

Electrical Components & Equipment - 3.3%
Baldor Electric Company	32,400	910,116
Roper Industries, Inc.	33,570	1,758,061

		2,668,177

Exchange Traded Funds - 2.6%
iShares Russell Midcap Growth Index Fund	45,665	2,070,451

Health Care Equipment - 5.6%
Beckman Coulter, Inc.	33,170	2,170,645
Zimmer Holdings, Inc. *	39,600	2,340,756

		4,511,401

Home Entertainment Software - 1.3%
Activision Blizzard, Inc. *	92,930	1,032,452

Homefurnishing Retail - 2.0%
Bed Bath & Beyond, Inc. *	41,670	1,609,712

Hotels, Resorts & Cruise Lines - 1.3%
Royal Caribbean Cruises, Ltd. *	42,900	1,084,512

Household Products - 1.9%
Clorox Company	25,700	1,567,700

Housewares & Specialties - 4.4%
Fortune Brands, Inc.	31,050	1,341,360
Jarden Corporation	70,480	2,178,536

		3,519,896

Industrial Gases - 4.3%
AirGas, Inc.	37,205	1,770,959
Praxair, Inc.	21,575	1,732,688

		3,503,647

Industrial Machinery - 5.5%
Dover Corporation	61,850	2,573,578
Gardner Denver, Inc.	11,850	504,218
Ingersoll-Rand plc	37,400	1,336,676

		4,414,472

IT Consulting & Other Services - 4.0%
Amdocs, Ltd. *	35,800	1,021,374
Cognizant Technology Solutions Corporation *	49,385	2,237,141

		3,258,515

Life Sciences Tools & Services - 2.2%
Thermo Fisher Scientific, Inc. *	37,215	1,774,783

Metal & Glass Containers - 2.2%
Ball Corporation	34,522	1,784,787

Multi-Line Insurance - 1.7%
HCC Insurance Holdings, Inc.	48,850	1,366,335

Oil & Gas Drilling - 1.6%
Noble Corporation	31,015	1,262,311

Oil & Gas Equipment & Services - 2.3%
Cameron International Corporation *	44,400	1,855,920

Oil & Gas Storage & Transportation - 1.5%
Williams Companies, Inc.	59,305	1,250,149

Pharmaceuticals - 2.6%
Teva Pharmaceutical Industries,Ltd. ADR	37,365	2,099,166

Railroads - 1.9%
Union Pacific Corporation	24,620	1,573,218

Semiconductor Equipment - 1.9%
Lam Research Corporation *	39,600	1,552,716

Schedule of Investments December 31, 2009	Rydex | SGI Mid Cap Growth Fund

	Shares	Value
COMMON STOCKS - 97.5% (continued)
Semiconductors - 4.9%
ON Semiconductor Corporation *	207,965	$1,832,172
Skyworks Solutions, Inc. *	149,425	2,120,340

		3,952,512

Specialty Chemicals - 1.5%
International Flavors & Fragrances, Inc.	28,750	1,182,775

Steel - 1.2%
Steel Dynamics, Inc.	56,260	996,927

Systems Software - 6.6%
Check Point Software Technologies *	54,195	1,836,126
McAfee, Inc. *	26,050	1,056,849
Rovi Corporation *	33,300	1,061,271
Sybase, Inc. *	30,260	1,313,283

		5,267,529

TOTAL COMMON STOCKS (cost $67,135,334)		$78,786,812

	Shares	Value
WARRANTS - 0.0%
Nova Biosource Fuels, Inc. $2.40, 7/5/2011[1]	208,050	$462

TOTAL WARRANTS (cost $214,905)		$462

Total Investments - 97.5%[2] (cost $67,350,239)		$78,787,274
Cash & Other Assets, Less Liabilities - 2.5%		2,050,625

Total Net Assets - 100.0%		$80,837,899

For federal income tax purposes the identified cost of investments owned at December 31, 2009 was $68,038,281.

ADR	American Depositary Receipt
plc	Public Limited Company

*	Non-income producing security

[1]	Value determined based on Level 2 inputs established by ASC 820.

[2]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

NOTES TO FINANCIAL STATEMENTS
1. Unrealized Appreciation/Depreciation on Investments
For federal income tax purposes, the amount of unrealized appreciation (depreciation) on investments at
December 31, 2009, was as follows:

	Gross	Gross	Net unrealized
	unrealized	unrealized	appreciation
	appreciation	(depreciation)	(depreciation)
Security Mid Cap Growth Fund	$11,534,418	$(785,425)	$10,748,993

2. Summary of Fair Value Exposure at Each Level
The Funds adopted FASB ASC 820, Fair Value Measurements and Disclosure (ASC 820) (formerly known as FASB 157) effective October 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 –	quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets, certain futures and certain options.

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) The types of assets and liabilites carried at Level 2 fair value generally are municpal bonds, certain mortgage and asset-backed securities, certain corporate debt, commercial paper and repurchase agreements.

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The types of assets and liabilities carried at Level 3 fair value generally are certain mortgage and asset-backed securities, certain corporate debt and certain derivatives.
Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund’s own assumptions based on the best information available.
The inputs or methodology used for valuing securities are not necessarily an indicaiton of the risk assocation with investing in those securities.
The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy as of December 31, 2009. These assets are measured on a recurring basis.

		LEVEL 1
		Quoted prices in	LEVEL 2	LEVEL 3
		active markets for	Significant other	Significant
Description	Total	identical assets	observable inputs	unobservable inputs
Security Mid Cap Growth Fund:
Common Stocks	$78,786,812	$78,786,812	$—	$—
Warrants	462	—	462	—

Total	78,787,274	78,786,812	462	—

3. Security Valuation
     Security Valuation - Valuations of the Fund’s securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund’s portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.
     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC’s Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
Please refer to the Fund’s most recent semi-annual or annual financial statements for information regarding the Fund’s significant accounting policies.

Item 2. Controls and Procedures.
(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.
(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY MID CAP GROWTH FUND

By:	/s/ Richard M. Goldman Richard M. Goldman, President

Date:	February 26, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard M. Goldman Richard M. Goldman, President

Date:	February 26, 2010

By:	/s/ Brenda M. Harwood Brenda M. Harwood, Treasurer

Date:	February 26, 2010